Stockholders' Equity - Additional Information (Detail) - USD ($)					3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 24, 2019	Jun. 04, 2019	Oct. 22, 2018	Jun. 23, 2016	Jun. 29, 2019	Jun. 19, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 19, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series A Preferred stock, shares authorized					50,000,000			50,000,000			1	1
Series A Preferred stock, shares issued					0			0			1	1
Series A Preferred stock, par value					$ 0.001			$ 0.001			$ 0.001	$ 0.001
Percentage of vesting stock options											20.00%
Stock option exercisable period											10 years
Performance-based options exercisable period											10 years
Percentage of outstanding shares											10.00%
Stock-based compensation expense					$ 22,750,000		$ 129,000	$ 22,961,000		$ 263,000	$ 10,409,000	$ 1,659,000	$ 2,905,000
Cash dividend per share			$ 2.10	$ 1.23
Cash dividend paid											153,600,000
Stock-based compensation											10,409,000	$ 1,659,000
Dividend Payment			$ 8,700,000	$ 1,300,000
Globe Intermediate Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend paid to parent			$ 152,200,000	86,500,000
Cash dividend paid											$ 1,400,000
Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value					$ 0.001			$ 0.001			$ 0.001	$ 0.001
Nonvoting Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value					$ 0.001			$ 0.001			$ 0.001	$ 0.001
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series A Preferred stock, shares authorized											1
Series A Preferred stock, shares issued											1
Series A Preferred stock, par value											$ 0.001
Series A Preferred stock, voting rights											No voting rights
Preferred Stock Series A, Liquidation Preference Per Share											$ 1.00
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (shares)								192,296
Unamortized compensation cost					$ 5,300,000			$ 5,300,000			$ 400,000
Stock-based compensation expense					200,000		$ 100,000	$ 300,000		$ 200,000	$ 400,000
Options granted (shares)											34,200	46,686
Amortization period								2 years
Outstanding (shares)											80,820	100,804	54,118
Time Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation cost					13,200,000			$ 13,200,000			$ 25,700,000
Stock-based compensation expense					$ 22,500,000	$ 22,400,000		$ 22,500,000	$ 22,400,000
Options granted (shares)								1,363,822			334,535	225,001
Amortization period								3 years 5 months 26 days
Outstanding (shares)					7,104,562			7,104,562			5,798,375	5,528,836	5,401,780
Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation cost					$ 26,100,000			$ 26,100,000			$ 25,500,000
Dividends received				$ 1.23
Exercisable Dividend Paid			$ 2.10
Options granted (shares)								99,788			334,536	225,004
Outstanding (shares)					5,843,343		5,843,343	5,843,343		5,843,343	5,795,330	5,525,860	5,353,473
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance (in shares)		4,597,862
Percentage of outstanding common stock on last day of immediately preceding fiscal year		4.00%
Options granted (shares)		1,364,348
2019 Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (shares)		161,221
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued											12,067,687
2014 Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend per share			2.10	$ 1.23
2014 Plan | Time Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend per share			2.10	$ 1.23
2014 Plan | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (shares)											0
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	19,765,625
Price per share of common stock (usd per share)			$ 22.00		$ 22.00		$ 22.00	$ 22.00		$ 22.00